Application of New and Revised International Financial Reporting Standards (IFRS) (Details) - Schedule of financial statements	12 Months Ended
Dec. 31, 2018
Schedule of Financial Statements [Abstract]
IFRS 15 - Revenue from Contracts with Customers	Jan. 01, 2018
IFRS 9 - Financial Instruments	Jan. 01, 2018
IFRIC 22 - Foreign Currency Transactions and Advance Consideration	Jan. 01, 2018
Amendments to IAS 40 Transfers of Investment Property;	Jan. 01, 2018